Contracts with Customers - Performance Obligation Expected Timing of Satisfaction (Details) $ in Millions	Jun. 30, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 743.8
Performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Dayrate revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 700.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Other revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	43.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 259.6
Performance obligation, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Dayrate revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 239.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Other revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	20.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 126.2
Performance obligation, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Dayrate revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 111.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Other revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	14.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 62.1
Performance obligation, period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Dayrate revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 54.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Other revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 7.6